SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

20.SHARE-BASED COMPENSATION

Kaixin incentive plans

(a)Kaixin 2019 Plan

On April 30, 2019, KAH adopted Kaixin 2019 Plan, whereby 314,380 ordinary shares (after giving effects to Share Consolidation effected in September 2023. Note 1) of KAH are made available for future grant for employees of KAH share options or restricted shares.

On May 3, 2019 (the “Replacement Date”), the Group’s board of directors approved a directive to replace all the outstanding share options granted during the year ended December 31, 2018 under the 2018 Plan to 144 employees with 2,186,364 options and 145,589 restricted shares (after giving effects to Share Consolidation effected in September 2023. Note 1). The exercise price of the options was reduced from $25.5 per share to $0.15 per share (after giving effects to Share Consolidation effected in September 2023. Note 1).

The replacement options were subject to graded vesting over three years from the Replacement Date, in which 25% ~ 62.5% of the options granted to each individual vest on the grant date immediately and 1/36 of their remaining options vests monthly subsequent to the Replacement Date. For the restricted shares, there were 13,681 (after giving effects to Share Consolidation effected in September 2023. Note 1) replacement restricted shares granted to certain employees vested immediately and 61,183 replacement restricted shares (after giving effects to Share Consolidation effected in September 2023. Note 1) were subject to graded vesting, which were vested 1/4 annually starting from January 1, 2020. The remaining replacement restricted shares were subject to graded vesting over three years from the Replacement Date, in which 62.5% of the total restricted shares vest on the grant date immediately and 1/36 of the remaining restricted shares vests monthly subsequent to the Replacement Date.

20.SHARE-BASED COMPENSATION (CONTINUED)

(b)Kaixin 2020 Plan

On November 17, 2020, the board of directors of KAH approved the Kaixin 2020 Plan, under which, up to 333,333 ordinary shares (after giving effects to Share Consolidation effected in September 2023. Note 1) may be granted as awards in form of share options, restricted shares or restricted shares units. In the event of a change in control or another transaction having a similar effect, then any incentives granted under the 2020 Incentive Plan shall be deemed vested immediately. No such award has been granted during the year ended December 31, 2020. As of December 31, 2023 and 2022, the Group has granted 333,333 and 333,333 restricted shares (after giving effects to Share Consolidation effected in September 2023. Note 1) under the Kaixin 2021 Plan.

(c)Kaixin 2021 Plan

On July 12, 2021, the board of directors of KAH approved the Kaixin 2021 Plan. The maximum number of ordinary shares that may be delivered pursuant to awards granted under the Kaixin 2021 Plan is 1,773,067 (after giving effects to Share Consolidation effected in September 2023. Note 1). As of December 31, 2023 and 2022, the Group has granted 1,773,067 and 1,369,000 restricted shares (after giving effects to Share Consolidation effected in September 2023. Note 1) under the Kaixin 2021 Plan.

(d)Kaixin 2022 Plan

On May 16, 2022, the board of directors of KAH approved the Kaixin 2022 Plan. The maximum number of ordinary shares that may be delivered pursuant to awards granted under the Kaixin 2022 Plan is 2,633,333 (after giving effects to Share Consolidation effected in September 2023. Note 1). As of December 31, 2023 and 2022, the Group has granted 2,633,333 and 2,566,667 restricted shares (after giving effects to Share Consolidation effected in September 2023. Note 1) under the Kaixin 2022 Plan.

(e)Kaixin 2023 Plan

On March 13, 2023, the board of directors of KAH approved the Kaixin 2023 Plan. The maximum number of ordinary shares that may be delivered pursuant to awards granted under the Kaixin 2023 Plan is 2,633,333 (after giving effects to Share Consolidation effected in September 2023. Note 1). As of December 31, 2023, the Group has granted 2,633,333 restricted shares (after giving effects to Share Consolidation effected in September 2023. Note 1) under the Kaixin 2023 Plan.

20.SHARE-BASED COMPENSATION (CONTINUED)

In determining the fair value of share options in 2019, a binomial option pricing model is applied. Assumptions used to estimate the fair values of the share options granted or modified on grant date were as follows:

Grant date
Risk-free interest rate (1)	2.50-3.00%
Volatility (2)	45%-46%
Expected term (in years) (3)	10
Exercise price (4)	$0.01
Dividend yield (5)	—
Fair value of underlying ordinary share (6)	$2.12-$3.36

(1)Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options, and the country risk spread between China and United States was considered.

(2)Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(3)Expected term

For the options granted to employees, the Group estimated the expected term based on the vesting and contractual terms and employee demographics. For the options granted to non-employees, the Group estimated the expected term as the original contractual term.

(4)Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(5)Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(6)Fair value of underlying ordinary shares

Prior to the consummation of the listing, the estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal of the Group, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third-party appraiser. The fair values of the underlying ordinary shares on each date of the grant after April 30, 2019, were the closing prices of the Group’s ordinary shares traded in the Stock Exchange.

20.SHARE-BASED COMPENSATION (CONTINUED)

The estimated fair value of restricted shares granted under Kaixin 2020 Plan, Kaixin 2021 Plan, Kaxin 2022 Plan and Kaixin 2023 Plan were the closing prices prevailing on each grant date.

A summary of the Group’s share options activities held by the Group’s employees for the year ended December 31, 2023 was as follows:

Weighted
			average	Weighted
		Weighted	grant day	Average
		Average	Fair	Remaining	Aggregate
Options Granted to Employees	Number of	Exercise	Value per	Contractual	Intrinsic
and Directors	Shares	Price	shares	Years	value
Outstanding as of December 31, 2022	21,673	0.30	3.17	6.34	0.58
Forfeited	—	—	—	—	—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Outstanding as of December 31, 2023	21,673	0.02	3.17	6.34	0.58
Expected to vest as of December 31, 2023	—	—	—	—	—
Exercisable as of December 31, 2023	21,673	0.02	3.17	6.34	0.58

The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the closing stock price of $0.88 of the Group’s ordinary share on December 28,2023.

As of December 31, 2023, there was no unrecognized compensation.

A summary of the nonvested restricted shares activity as of December 31, 2023 is as follows:

		Weighted average fair value
	Number of nonvested	per ordinary share
	restricted shares	at the grant dates
Unvested as of December 31, 2022	$335,356	$20.01
Forfeited	—	$—
Granted	2,633,333	$3.87
Vested	(2,777,393)	$4.76
Unvested as of December 31, 2023	$191,296	$23.29

As of December 31, 2023, there was approximately $2,467 of total unrecognized compensation cost related to unvested restricted shares. The unrecognized compensation costs are expected to be recognized over a weighted average period of 4.10 years. For the years ended December 31, 2023, 2022 and 2021, the total fair value of vested shares was $11,897, $40,078 and $38,669.

20.SHARE-BASED COMPENSATION(CONTINUED)

Total share-based compensation expense of share-based awards granted to employees and directors for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the years ended December 31,
	2023	2022	2021
Selling and marketing	$—	$239	$264
Research and development	—	44	55
General and administrative	11,968	39,027	41,270
Total share-based compensation expense	$11,968	$39,310	$41,589